Investment in Equity Method Investee (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investment [Line Items]
Accumulated other comprehensive loss, foreign currency translation adjustment, net of tax	$ (4,532,000)	$ 3,149,000	$ 7,543,000	$ (2,711,000)	$ 4,556,000
Income from equity method investments	2,858,000	2,404,000	5,450,000	8,109,000	5,492,000
Accumulated Other Comprehensive Loss
Equity Method Investment [Line Items]
Accumulated other comprehensive loss, foreign currency translation adjustment, net of tax	(4,532,000)	3,149,000	7,543,000	(2,711,000)	4,556,000
PGS Consultoria e Serviços Ltda.
Equity Method Investment [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%
Current assets			33,269,000	26,882,000
Noncurrent assets			72,214,000	63,458,000
Current liabilities			24,546,000	20,516,000
Noncurrent liabilities			16,997,000	10,694,000
Net revenue from sales	65,933,000	58,564,000	246,819,000	225,720,000	161,860,000
Gross profit	45,323,000	40,824,000	172,011,000	153,377,000	112,647,000
Income from continuing operations	7,077,000	8,147,000	24,268,000	24,507,000	18,980,000
Net income	4,764,000	4,808,000	11,151,000	13,547,000	11,300,000
PGS Consultoria e Serviços Ltda. | Income from operations of unconsolidated affiliates
Equity Method Investment [Line Items]
Income from equity method investments	2,900,000	2,400,000	5,100,000	6,800,000	5,500,000
PGS Consultoria e Serviços Ltda. | Accumulated Other Comprehensive Loss
Equity Method Investment [Line Items]
Accumulated other comprehensive loss, foreign currency translation adjustment, net of tax	400,000	600,000	(3,100,000)	(3,800,000)
PGS Consultoria e Serviços Ltda. | Investments in and advances to unconsolidated affiliates, net
Equity Method Investment [Line Items]
Equity method investments	$ 39,300,000		$ 36,000,000	$ 34,000,000